Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
Cash provided by (used in) Operating activities
Net loss from continuing operations	$ (516,323)	$ (2,097,738)	$ (13,534,298)
Net income from discontinued operations (Note 15)			2,711
Net loss	(516,323)	(2,097,738)	(13,531,587)
Items not involving cash:
Stock based compensation (Note 11 e)	204,511	1,849,998	615,924
Anti-dilution fees (Note 11 b (c) and (d))		186,832
Gain on derecognition of financial liabilities (Note 15)		(893,990)
Impairment loss on secured note receivable (Note 7)		81,483
Loss on settlement of debt (Note 9)			12,489,249
Impairment loss on marketable securities (Note 6)			120,125
Gain on disposal of subsidiary (Note 15)			(68,489)
Gain on expiry of derivative liabilities (Note 10)			(281,210)
Working capital adjustments:
(Increase) decrease in other receivables	36,870	(26,202)	4,586
Increase in trade and other payables	173,483	250,577	198,704
Increase in advances from related party	49,415
Decrease in prepaid expenses and deposits		17,799	14,138
Net cash used in operating activities	(52,044)	(631,241)	(438,560)
Investing activities
Secured note receivable (Note 7)		(81,483)
Net cash used in investing activities		(81,483)
Financing activities
Shares issued as settlement of shareholder advances		213,781
Private placement of units		50,000	290,000
Warrants exercised			518,683
Private placement of shares			50,000
Shareholders' loans	79,910
Net cash provided by financing activities	79,910	263,781	858,683
Increase (decrease) in cash for the year	27,866	(448,943)	420,123
Net effect of exchange rate changes on cash			(2,332)
Cash, beginning of year	1,040	449,983	32,192
Cash, end of year	$ 28,906	$ 1,040	$ 449,983